Taxes on Income (Schedule of reconciliation of changes in deferred tax liability (asset)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (338)	$ (337)
Amounts recorded in the statement of income	11	17
Amounts recorded to a capital reserve	(4)	(8)
Translation differences	9	(10)
Balance as at the end of the year	(322)	(338)
Depreciable Property, Plant And Equipment And Intangible Assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(623)	(596)
Amounts recorded in the statement of income	(2)	(36)
Amounts recorded to a capital reserve	0	0
Translation differences	(5)	9
Balance as at the end of the year	(630)	(623)
Inventory [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	42	50
Amounts recorded in the statement of income	3	(7)
Amounts recorded to a capital reserve	0	0
Translation differences	0	(1)
Balance as at the end of the year	45	42
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	47	52
Amounts recorded in the statement of income	2	4
Amounts recorded to a capital reserve	0	(8)
Translation differences	(3)	(1)
Balance as at the end of the year	46	47
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	41	15
Amounts recorded in the statement of income	(16)	33
Amounts recorded to a capital reserve	(4)	0
Translation differences	4	(7)
Balance as at the end of the year	25	41
Carry Forward Tax Losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	155	142
Amounts recorded in the statement of income	24	23
Amounts recorded to a capital reserve	0	0
Translation differences	13	(10)
Balance as at the end of the year	$ 192	$ 155